Segment disclosure - Disclosure of detailed information about exploration, evaluation and development of mining projects (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Inventories	$ 18,596	$ 10,025
Mining interests, plant and equipment	635,655	489,512	$ 343,693
Exploration and evaluation assets	3,635	42,519	$ 42,949
Total assets	2,370,622	2,397,104
Mining exploration, evaluation and development [Member]
Assets
Inventories	18,596	27,304
Mining interests, plant and equipment	559,332	407,000
Exploration and evaluation assets	3,635	41,869
Total assets	703,110	802,144
Canada [Member] | Mining exploration, evaluation and development [Member]
Assets
Inventories	13,933	1,599
Mining interests, plant and equipment	455,849	344,903
Exploration and evaluation assets	3,635	40,680
Total assets	627,937	704,998
Mexico [Member] | Mining exploration, evaluation and development [Member]
Assets
Inventories	4,663	25,705
Mining interests, plant and equipment	103,483	62,097
Exploration and evaluation assets	0	1,189
Total assets	$ 75,173	$ 97,146